Derivatives and Fair Value Disclosures - Additional Information - 2 (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Derivatives, Fair Value [Line Items]
Impairment of long-lived assets to be disposed of			$ 11,351,821
Tangible Asset Impairment Charges		$ 993,916
Gas Sincerity and Gas Texiana [Member]
Derivatives, Fair Value [Line Items]
Long-lived assets held-for-use, fair value disclosure, net			8,958,000
Assets held-for-sale, long lived, fair value disclosure	$ 9,400,000			$ 9,400,000
Assets held for sale, costs to sell	$ 442,000
Gas Defiance, Gas Shuriken, Gas Haralambos and Eco Lucidity [Member]
Derivatives, Fair Value [Line Items]
Assets held-for-sale, long lived, fair value disclosure			55,230,000
Assets held for sale, costs to sell			$ 0